Subsequent Events (Details Textual)	1 Months Ended		3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended			201 Months Ended	207 Months Ended			3 Months Ended			3 Months Ended
	Sep. 30, 2012 USD ($)	Aug. 31, 2011 USD ($)	Oct. 31, 2012 USD ($)	Oct. 31, 2012 CAD	Apr. 30, 2011 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2012 USD ($)	Apr. 30, 2012 USD ($)	Jul. 31, 2012 USD ($)	Jul. 31, 2011 USD ($)	Jul. 31, 2010 USD ($)	Jul. 31, 2012 USD ($)	Jan. 31, 2013 USD ($)	May 31, 2009 USD ($)	May 31, 2009 Accounts Payable [Member] General and Administrative Expense [Member] USD ($)	Oct. 31, 2012 Subsequent Event [Member] USD ($)	Jul. 31, 2012 Subsequent Event [Member]	Jul. 31, 2012 Warrants Issued Under Price Protection [Member]	Oct. 31, 2012 Series C Preferred Stock [Member] USD ($)
Proceeds from sale of property and equipment	$ 1,579,189	$ 1,669,115		1,640,000		$ 1,578,779	$ 1,788,554		$ 4,953,325	$ 0	$ 0	$ 4,953,325	$ 6,532,104
Book Value Of Property Sold	585,064	1,029,435		577,214
Issuance of common stock for cash (in shares)																			750
Common Stock Shares Percentage			100.00%	100.00%
Convertible Preferred Stock Unit Price																			$ 1,000
Proceeds from Issuance of Convertible Preferred Stock					1,975,000	1,450,000	0	1,975,000	1,975,000				17,755,000						750,000
Net Proceeds From Issuance Of Convertible Preferred Stock																			725,000
Convertible Preferred Stock, Shares Reserved for Future Issuance									18,750,000			18,750,000
Number of Shares To be Purchased						235,430,074			74,264,078			74,264,078	235,430,074				103,403,485	55,148,530
Class of Warrant or Right, Exercise Price of Warrants or Rights						0.08							0.08				0.15
Reduced Class Of Warrant Or Right Exercise Price Of Warrants Or Rights																$ 0.08
Increased Class Of Warrant Or Right Outstanding																48,254,955
Unsecured Payable														1,100,000
Non Interest Bearing On Unsecured Payable															2,250,000
Recognition Of Party Forbearance			2,540,000
Additional Charge On Party Forbearance			$ 290,000